Preference shares (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Temporary Equity [Line Items]
Accretions	$ 9,134	$ 10,233	$ 6,547